Royalty, Stream and Other Interests - Blackwater Gold Royalty and Caserones Copper Royalty (Details)	12 Months Ended
	Dec. 31, 2021	Jan. 11, 2021	Dec. 23, 2020
Compañia Minera Caserones
Disclosure of detailed information about property, plant and equipment [line items]
Proportion of ownership interest in subsidiary	67.50%
Blackwater Gold Royalty
Disclosure of detailed information about property, plant and equipment [line items]
Net smelter return royalty, percentage	0.21%	0.21%	0.21%
NSR royalty payment rights percentage			50.00%
Caserones Copper Royalty
Disclosure of detailed information about property, plant and equipment [line items]
Net smelter return royalty, percentage	2.88%
NSR royalty payment rights percentage	32.50%